United States
Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:	March 31, 2001

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
				        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Karpas Strategies, LLC
Address:	555 Madison Avenue, 17th Floor
		New York, NY 10022

13F File Number: 028-06347

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Kitty Lee
Title:	Administrator
Telephone:	212-223-7280
Signature, Place, and Date of Signing

	Kitty Lee	New York, New York	May 7, 2001

Report Type (Check only one.):

[X]	13F Holdings Report.

[  ]	13F Notice.

[  ]	13F Combination Report.


List of Other Managers Reporting for this Manager: 0

I am signing this report as required by the Securities Exchange Act of 1934.

Form 13F Summary Page

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:	92

Form 13F Information Table Value Total:	$122,303


List of Other Included Managers:

                                                     Karpas Strategies, LLC
                                                              FORM 13F
                                                         March 31, 2001

                                                                                                    Voting Authority

                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AOL Time Warner                COM              00184A105      220     5475 SH       SOLE                     5475
AT&T Corp.                     COM              001957109      964    45262 SH       SOLE                    45262
AT&T Liberty Media Group CL A  COM              001957208     2984   213126 SH       SOLE                   213126
Ace Limited                    COM              G0070K103     1690    45975 SH       SOLE                    45975
Alliance Capital Management LP COM              018548107      634    15400 SH       SOLE                    15400
Amerada Hess                   COM              023551104      408     5226 SH       SOLE                     5226
American Express               COM              025816109      570    13800 SH       SOLE                    13800
American Home Products         COM              026609107     1433    24400 SH       SOLE                    24400
American International Group I COM              026874107      793     9857 SH       SOLE                     9857
BP Amoco                       COM              055622104     1673    33710 SH       SOLE                    33710
Bank of New York Co.           COM              064057102     2019    41000 SH       SOLE                    41000
BellSouth Corp.                COM              079860102      244     5956 SH       SOLE                     5956
Berkshire Hathaway Inc. Cl B   COM              084670207      533      245 SH       SOLE                      245
Bristol-Myers Squibb           COM              110122108     3279    55200 SH       SOLE                    55200
Broadwing Inc.                 COM              111620100      535    27948 SH       SOLE                    27948
CNA Financial Corp.            COM              126117100      581    16600 SH       SOLE                    16600
Cablevision Sys. Cp. Cl A      COM              12686c109     1954    27775 SH       SOLE                    27775
Cardinal Health                COM              14149Y108      414     4276 SH       SOLE                     4276
Catalina Marketing             COM              148867104     1515    46500 SH       SOLE                    46500
Catellus Development Corp.     COM              149111106      350    22200 SH       SOLE                    22200
Caterpillar Inc.               COM              149123101      266     6000 SH       SOLE                     6000
Cendant Corp.                  COM              151313103     2152   147500 SH       SOLE                   147500
Charles Schwab Corp.           COM              808513105    12803   830300 SH       SOLE                   830300
Chevron Corp.                  COM              166751107     1054    12000 SH       SOLE                    12000
CitiGroup Inc.                 COM              172967101     7291   162104 SH       SOLE                   162104
Cola-Cola Co.                  COM              191216100      804    17800 SH       SOLE                    17800
Colgate-Palmolive Inc.         COM              194162103      387     7000 SH       SOLE                     7000
Comcast Corp.                  COM              200300200     1053    25100 SH       SOLE                    25100
Commerce Bancorp Inc. NJ       COM              200519106      420     7000 SH       SOLE                     7000
Conoco Inc Cl B                COM              208251405      542    19195 SH       SOLE                    19195
Crescent Operating Inc.        COM              22575M100      111    88600 SH       SOLE                    88600
Crescent Real Estate Equities  COM              225756105      714    31450 SH       SOLE                    31450
Duke Energy Corp.              COM              264399106      702    16434 SH       SOLE                    16434
Duke Realty Investments Inc.   COM              264411505      405    17506 SH       SOLE                    17506
E.I. Du Pont De Nemours & Co.  COM              263534109      333     8170 SH       SOLE                     8170
Eastgroup Properties           COM              277276101      347    14750 SH       SOLE                    14750
Enron Corp.                    COM              293561106     2469    42500 SH       SOLE                    42500
Exxon Mobil Corporation        COM              30231G102     2312    28545 SH       SOLE                    28545
FPL Group Inc.                 COM              302571104      306     5000 SH       SOLE                     5000
First Nat'l Bank Nebraska      COM              335720108     2125     1000 SH       SOLE                     1000
Ford Motor                     COM              345370860      478    16992 SH       SOLE                    16992
Freddie Mac                    COM              313400301      266     4100 SH       SOLE                     4100
GATX Corp.                     COM              361448103      927    21825 SH       SOLE                    21825
General Electric               COM              369604103     6323   151060 SH       SOLE                   151060
Gillette Company               COM              375766102      281     9000 SH       SOLE                     9000
HSBC Hldg Plc Spnd ADR New     COM              404280406     1414    23700 SH       SOLE                    23700
Halliburton Co.                COM              406216101      367    10000 SH       SOLE                    10000
Hollinger International        COM              435569108      614    42890 SH       SOLE                    42890
Honeywell Intl.                COM              438506107      979    24000 SH       SOLE                    24000
Host Marriott Corp. New Com.   COM              44107P104      129    11043 SH       SOLE                    11043
Household International        COM              441815107      723    12200 SH       SOLE                    12200
International Paper            COM              460146103      433    12000 SH       SOLE                    12000
Intl. Business Machines        COM              459200101     1841    19138 SH       SOLE                    19138
Johnson & Johnson              COM              478160104     8164    93340 SH       SOLE                    93340
Kerr-McGee Corp.               COM              492386107      260     4000 SH       SOLE                     4000
Keyspan Corporation            COM              49337k106      229     6000 SH       SOLE                     6000
Kinder Morgan Energy Partners  COM              494550106      459     7275 SH       SOLE                     7275
Loral Space & Commun. Ltd      COM              G56462107      138    62819 SH       SOLE                    62819
Manulife Financial Corp.       COM              56501r106      317    12000 SH       SOLE                    12000
Marriott Intl Inc. New CL A    COM              571903202     1029    25000 SH       SOLE                    25000
McDonald's Corp.               COM              580135101      346    13050 SH       SOLE                    13050
Mellon Bank Corp.              COM              585509102      203     5000 SH       SOLE                     5000
Merck & Co.                    COM              589331107    11727   154500 SH       SOLE                   154500
Molex Inc. Cl A                COM              608554200      212     7627 SH       SOLE                     7627
National Australia Bank        COM              632525408      323     4600 SH       SOLE                     4600
National Commerce Bancorporati COM              635449101      372    15000 SH       SOLE                    15000
Northern Border Partners       COM              664785102     1221    33100 SH       SOLE                    33100
Quintiles Transnational        COM              748767100      681    36055 SH       SOLE                    36055
Rainbow Media Group            COM              12686C844      361    13887 SH       SOLE                    13887
Royal Dutch Petroleum          COM              780257804     1397    25199 SH       SOLE                    25199
SBC Communications             COM              78387g103     2045    45813 SH       SOLE                    45813
Servicemaster Co.              COM              81760n109      175    15600 SH       SOLE                    15600
Starwood Hotels and Resorts    COM              85590A203      252     7400 SH       SOLE                     7400
Sun Microsystems Inc.          COM              866810104      249    16200 SH       SOLE                    16200
Suncor Energy Inc.             COM              867229106      233     9000 SH       SOLE                     9000
Telecom Italia Spa ADR         COM              87927w106      499     5000 SH       SOLE                     5000
Texas Instruments Inc.         COM              882508104     1519    49025 SH       SOLE                    49025
The News Corporation, Ltd., Pr COM              652487802     1407    52700 SH       SOLE                    52700
U.S. Bancorp                   COM              902973304     1822    78545 SH       SOLE                    78545
United Technologies Corp       COM              913017109      366     5000 SH       SOLE                     5000
UnitedGlobalCom, Inc.          COM              913247508      591    45000 SH       SOLE                    45000
Unitil Corp.                   COM              913259107      489    19000 SH       SOLE                    19000
Vodafone Group PLC ADR F       COM              92857T107      430    15850 SH       SOLE                    15850
W P Carey Diversified LLC      COM              92930Y107      981    50700 SH       SOLE                    50700
Walt Disney Co.                COM              254687106      950    33200 SH       SOLE                    33200
Waste Management, Inc.         COM              94106L109     1165    47150 SH       SOLE                    47150
Wells Fargo & Co.              COM              949740104     2795    56500 SH       SOLE                    56500
Wellsford Real Properties Inc. COM              950240101      286    17500 SH       SOLE                    17500
Williams Cos Inc.              COM              969457100      852    19875 SH       SOLE                    19875
WorldCom Inc.                  COM              98157D106      692    37050 SH       SOLE                    37050
XL Capital Ltd.                COM              G98255105     2672    35125 SH       SOLE                    35125
Putnam Health Sciences Trust   MUT              746778109      231 3656.626 SH       SOLE                 3656.626

REPORT SUMMARY      92 DATA RECORDS            122,303       0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED